OPERATING SEGMENT	12 Months Ended
Dec. 31, 2017
OPERATING SEGMENT
OPERATING SEGMENT

32. OPERATING SEGMENT

In 2017, management rearranged the Group's business portfolios from a customer-centric approach to a Customer Facing Unit ("CFU") approach that allow the Group to focus on more specific customer markets. This was followed by a change in the Group's organizational structure to accommodate decision making and assessing performance based on the CFU approach. The change in the way of managing the Company's business portfolios and the change in the Company's organizational structure led the Board of Directors, as the Company's CODM, to change the presentation of the Group's segment information previously presented in the consolidated financial statements for the years ended December 31, 2016. Accordingly, the segment financial information in the consolidated financial statements for the years ended December 31, 2015 and December 31, 2016 were restated to conform with the presentation of segment information in the consolidated financial statements for the years ended December 31, 2017.

The Group has four primary reportable segments, namely mobile, consumer, enterprise, and WIB. The mobile segment provides mobile voice, SMS, value added services and mobile broadband. The consumer segment provides fixed wireline telecommunications services, pay TV, data, internet and other telecommunication services to home customers. The enterprise segment provides end-to-end solution to corporate and institutions. The WIB segment provides interconnection services, leased lines, satellite, VSAT, broadband access, information technology services, data and internet services to Other Licensed Operator companies and institutions. Other segment represents Digital Service Operating Segment that does not meet the disclosure requirements for a reportable segment. No Operating Segments have been aggregated to form the reportable segments.

Management monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured on the basis of Indonesian Financial Accounting Standards which differ from IFRS primarily in the accounting for land rights. However, the financing activities and income taxes are managed on a group basis and not separately monitored and allocated to operating segments.

Segment revenues and expenses include transactions between operating segments and are accounted at prices that management believes represent market prices.

	2015
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	71,203	8,936	16,818	5,603	122	102,682	(212)	102,470
Inter-segment revenues	4,847	2,319	4,276	11,270	—	22,712	(22,712)	—
Total segment revenues	76,050	11,255	21,094	16,873	122	125,394	(22,924)	102,470
Expenses
External expenses	(36,461)	(9,988)	(14,398)	(8,957)	(243)	(70,047)	(54)	(70,101)
Inter-segment expenses	(10,483)	(2,910)	(4,633)	(4,991)	(0)	(23,017)	23,017	—
Total segment expenses	(46,944)	(12,898)	(19,031)	(13,948)	(243)	(93,064)	22,963	(70,101)
Segment results	29,106	(1,643)	2,063	2,925	(121)	32,330	39	32,369
Other information
Capital expenditures	(11,564)	(7,604)	(3,061)	(3,982)	—	(26,211)	(190)	(26,401)
Depreciation and amortization	(12,978)	(2,500)	(1,296)	(1,893)	(13)	(18,680)	108	(18,572)
Provision recognized in current period	(136)	(226)	(611)	(33)	—	(1,006)	(4)	(1,010)

	2016
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	83,998	10,410	15,816	5,866	19	116,109	224	116,333
Inter-segment revenues	2,724	1,877	12,877	14,451	209	32,138	(32,138)	—
Total segment revenues	86,722	12,287	28,693	20,317	228	148,247	(31,914)	116,333
Expenses
External expenses	(37,814)	(11,024)	(17,813)	(10,451)	(417)	(77,519)	358	(77,161)
Inter-segment expenses	(12,547)	(2,793)	(9,647)	(4,805)	(12)	(29,804)	29,804	—
Total segment expenses	(50,361)	(13,817)	(27,460)	(15,256)	(429)	(107,323)	30,162	(77,161)
Segment results	36,361	(1,530)	1,233	5,061	(201)	40,924	(1,752)	39,172
Other information
Capital expenditures	(12,568)	(7,085)	(3,036)	(5,729)	(1)	(28,419)	(780)	(29,199)
Depreciation and amortization	(12,808)	(2,881)	(1,386)	(1,715)	(19)	(18,809)	253	(18,556)
Provision recognized in current period	(221)	(392)	119	(238)	(1)	(733)	(10)	(743)

	2017
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	90,073	11,105	19,130	7,439	126	127,873	383	128,256
Inter-segment revenues	3,086	287	16,801	15,305	602	36,081	(36,081)	—
Total segment revenues	93,159	11,392	35,931	22,744	728	163,954	(35,698)	128,256
Expenses
External expenses	(39,452)	(10,360)	(20,627)	(12,333)	(979)	(83,751)	(603)	(84,354)
Inter-segment expenses	(14,382)	(1,563)	(15,053)	(5,611)	(70)	(36,679)	36,679	—
Total segment expenses	(53,834)	(11,923)	(35,680)	(17,944)	(1,049)	(120,430)	36,076	(84,354)
Segment results	39,325	(531)	251	4,800	(321)	43,524	378	43,902
Other information
Capital expenditures	(15,134)	(6,544)	(3,637)	(7,120)	(11)	(32,446)	(708)	(33,154)
Depreciation and amortization	(13,560)	(2,839)	(2,136)	(2,382)	(22)	(20,939)	462	(20,477)
Provision recognized in current period	(291)	(385)	(668)	(127)	(2)	(1,473)	(21)	(1,494)

Adjustments and eliminations:

	2015	2016	2017
Segment results	32,330	40,924	43,524
Operating loss of operating business	(194)	(339)	(786)
Other eliminations and adjustments	282	(1,390)	1,195
IFRS reconciliation	(49)	(23)	(31)
Consolidated operating income	32,369	39,172	43,902

Geographic information:

	2015	2016	2017
External revenues
Indonesia	100,456	114,093	125,970
Foreign countries	2,014	2,240	2,286
Total	102,470	116,333	128,256

The revenue information above is based on the location of the customers.

There is no revenue from major customer which exceeds 10% of total revenues for the year ended December 31, 2017.

	2015	2016	2017
Non-current operating assets
Indonesia	105,116	114,948	130,169
Foreign countries	1,395	2,371	3,233
Total	106,511	117,319	133,402

Non-current operating assets for this purpose consist of property and equipment and intangible assets.